Derivative Instruments (Narrative) (Details)							1 Months Ended
	Jun. 30, 2014 CNY	Jun. 30, 2013 CNY	Jul. 31, 2013 Interest-rate swap agreement [Member] USD ($)	Jul. 31, 2013 Interest-rate swap agreement [Member] CNY	Jul. 31, 2013 Foreign exchange forward contracts [Member] USD ($)	Jul. 31, 2013 Foreign exchange forward contracts [Member] CNY	Jul. 31, 2013 Foreign exchange forward contract one [Member] USD ($)	Jul. 31, 2013 Foreign exchange forward contract two [Member] USD ($)
Derivative [Line Items]
Notional amount			$ 20,000,000		$ 20,000,000		$ 14,000,000	$ 6,000,000
Fixed interest rate			2.25%	2.25%
Fair value of derivative instrument liability	33,000			167,000		2,211,000
Contracts mature date							2014-08	2014-02
Cash collateral under the derivative contracts	0
Derivative instrument		0